Summary of Significant Accounting Policies - Property and Equipment (Details) - USD ($)	3 Months Ended	12 Months Ended	39 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Sep. 30, 2017
Property, Plant and Equipment
Fixed asset impairment	$ 0	$ 10,000	$ 0
Office equipment
Property, Plant and Equipment
Property, plant and equipment useful life	3 years
Lab equipment
Property, Plant and Equipment
Property, plant and equipment useful life	5 years
Furniture and fixtures
Property, Plant and Equipment
Property, plant and equipment useful life	5 years